Regulatory Matters - Minimum Total Risk-Based, Tier I Risk-Based, and Tier I Leverage Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 risk-based capital ratio, Actual Ratio	4.00%
Total risk-based capital ratio, Actual Ratio	8.00%
Citizens Holding Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio	$ 95,691	$ 93,527
Common Equity tier 1 capital ratio	95,691	93,527
Tier 1 risk-based capital ratio	95,691	93,527
Total risk-based capital ratio	$ 99,063	$ 96,546
Tier 1 leverage ratio, Actual Ratio	9.93%	9.17%
Common Equity tier 1 capital ratio, Actual Ratio	9.93%	9.17%
Tier 1 risk-based capital ratio, Actual Ratio	17.41%	17.93%
Total risk-based capital ratio, Actual Ratio	18.03%	18.51%
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 48,191	$ 51,005
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	62,648	66,307
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	43,966	41,737
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 54,957	$ 52,171
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	5.00%	5.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	6.50%	6.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	8.00%	8.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	10.00%	10.00%
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 38,553	$ 40,804
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	43,372	45,905
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	32,974	31,303
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 43,966	$ 41,737
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.00%	4.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.50%	4.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	6.00%	6.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	8.00%	8.00%
Citizens Bank of Philadelphia [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 leverage ratio	$ 93,827	$ 89,243
Common Equity tier 1 capital ratio	93,827	89,243
Tier 1 risk-based capital ratio	93,827	89,243
Total risk-based capital ratio	$ 97,199	$ 92,262
Tier 1 leverage ratio, Actual Ratio	9.74%	8.75%
Common Equity tier 1 capital ratio, Actual Ratio	9.74%	8.75%
Tier 1 risk-based capital ratio, Actual Ratio	17.08%	17.12%
Total risk-based capital ratio, Actual Ratio	17.69%	17.70%
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 48,178	$ 50,978
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	62,631	66,271
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	43,944	41,708
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Amount	$ 54,930	$ 52,136
Tier 1 leverage ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	5.00%	5.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	6.50%	6.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	8.00%	8.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Well Capitalized, Ratio	10.00%	10.00%
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 38,542	$ 40,782
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	43,360	45,880
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	32,958	31,281
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Amount	$ 43,944	$ 41,708
Tier 1 leverage ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.00%	4.00%
Common Equity tier 1 capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	4.50%	4.50%
Tier 1 risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	6.00%	6.00%
Total risk-based capital ratio, Minimum Capital Requirement to be Adequately Capitalized, Ratio	8.00%	8.00%